Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Structured settlement annuity reinsurance agreement Weighted average Stochastic cash flow model	Dec. 31, 2012 ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Minimum Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Minimum ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Minimum ARS backed by student loans Weighted average Discounted cash flow model	Dec. 31, 2012 Maximum Structured settlement annuity reinsurance agreement Stochastic cash flow model	Dec. 31, 2012 Maximum ARS backed by student loans Discounted cash flow model	Dec. 31, 2012 Maximum ARS backed by student loans Weighted average Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 6,838,185	$ 6,995,408	$ 34,655		$ 31,429
Anticipated date liquidity will return to the market (in months)							36 months	38 months		60 months	50 months
Ultimate reinvestment spreads				1.564%		1.338%			1.96%